INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 7,979	$ 6,686
Non-Current Assets	92,805	66,283
Total assets	100,784	72,969
Current Liabilities	11,705	8,377
Non-Current Liabilities	55,063	39,038
Total liabilities associated with assets held for sale	66,768	47,415
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4,276	4,086
Non-Current Assets	84,963	66,937
Total assets	89,239	71,023
Current Liabilities	5,752	4,635
Non-Current Liabilities	46,085	37,481
Total liabilities associated with assets held for sale	51,837	42,116
Total Net Assets	37,402	28,907
Other Ownership Interests	32,000	23,582
Partnership’s Share	5,402	5,325
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	722	801
Non-Current Assets	8,766	22,050
Total assets	9,488	22,851
Current Liabilities	466	786
Non-Current Liabilities	5,370	12,724
Total liabilities associated with assets held for sale	5,836	13,510
Total Net Assets	3,652	9,341
Other Ownership Interests	3,250	8,454
Partnership’s Share	402	887
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,914	1,587
Non-Current Assets	23,583	22,305
Total assets	25,497	23,892
Current Liabilities	2,234	2,399
Non-Current Liabilities	13,214	12,096
Total liabilities associated with assets held for sale	15,448	14,495
Total Net Assets	10,049	9,397
Other Ownership Interests	8,084	7,472
Partnership’s Share	$ 1,965	1,925
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%
Current Assets	$ 226	232
Non-Current Assets	6,143	6,279
Total assets	6,369	6,511
Current Liabilities	190	226
Non-Current Liabilities	4,058	4,067
Total liabilities associated with assets held for sale	4,248	4,293
Total Net Assets	2,121	2,218
Other Ownership Interests	1,410	1,160
Partnership’s Share	711	1,058
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,409	1,462
Non-Current Assets	46,364	15,811
Total assets	47,773	17,273
Current Liabilities	2,862	1,224
Non-Current Liabilities	23,443	8,594
Total liabilities associated with assets held for sale	26,305	9,818
Total Net Assets	21,468	7,455
Other Ownership Interests	19,161	6,158
Partnership’s Share	2,307	1,297
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	5	4
Non-Current Assets	107	492
Total assets	112	496
Current Liabilities	0	0
Non-Current Liabilities	0	0
Total liabilities associated with assets held for sale	0	0
Total Net Assets	112	496
Other Ownership Interests	95	338
Partnership’s Share	$ 17	$ 158
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	38.00%
Loans and receivables	$ 250	$ 375
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	8.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Bottom of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		20.00%
Bottom of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	12.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%	15.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	49.00%	49.00%
Top of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		38.00%
Top of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	40.00%	40.00%